Discontinued Operations - Summary of Net Loss From Discontinued Operations (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues		$ 401	$ 643	$ 724
Expenses
Research and development expenses		15,298	18,347	14,234
Administration expenses		17,866	31,928	32,619
Finance costs		1,078	6,330	2,899
Gain on extinguishment of liabilities				79
Total income (loss) from discontinued operations		29,538	57,276	(69,736)
Current income tax (note 26)		(811)		(144)
Net loss from discontinued operations		29,538	57,276	(69,736)
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues		15	949	2,593
Expenses
Cost of sales and other production expenses		0	1,465	1,868
Research and development expenses	[1],[2]	11,825	76,733	42,757
Administration expenses		83	2,360	5,933
Impairment loss		0	1,411	19,772
Gain on foreign exchange		(17)	(136)	(633)
Finance costs		16,019	2,242	6,083
Gain on disposal of capital assets		(2,345)	0	0
Gain on extinguishment of liabilities		0	0	(79)
Total income (loss) from discontinued operations		30,138	(83,126)	(73,108)
Current income tax (note 26)		0	1	8
Net loss from discontinued operations		$ 30,138	$ (83,127)	$ (73,116)

[1]	Research and development expense (income) includes expenses (income) recognized in regard to a provision relating to an agreement with a CDMO. The expense (income) results from changes to the discounted value of the provision caused by increases/decreases in expected payments, including the impact of the termination agreement, and increases in the annual inflation rate that exceed 3%, and by changes in the discount rates used to calculate the net present value of the provision.
[2]	On September 29, 2021 prior to the closing of the sale of PBT, PBT paid PBP, which ownership had already passed to Kedrion, $39,457 representing 30% of the net proceeds it received from the sale of the PRV, as compensation for past research and development services. A second payment made by PBT to PBP of $6,357 in prepayment for future R&D services on the same date was recognized as R&D expense since this amount would not be recoverable upon the sale of PBT.